NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Cash and Cash Equivalents [Abstract]
Cash in bank	$ 8,053,390	$ 586,469
Money market funds	241,920	990
Cash and cash equivalents	$ 8,295,310	$ 587,459	$ 414,051